Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	¥ 40,509	[1]	¥ 95,789	[1]
Fair value of plan assets	21,898		70,690
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	39,590		91,210
Fair value of plan assets	¥ 21,898		¥ 70,690

[1]	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.